3. MATERIAL ACCOUNTING POLICY INFORMATION: k) Property, plant and equipment: Schedule of Depreciation Rate of Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Depreciation Rate of Property, Plant and Equipment
Class of property, plant and equipment	Depreciation rate
Computers	50%
Furniture and fixtures	20%
Buildings	4%
Land	nil
Machinery and equipment	20%
Vehicles	30%